Other accounts payable and accrued expenses	12 Months Ended
Dec. 31, 2022
Accounts Payable and Accrued Liabilities [Abstract]
Other accounts payable and accrued expenses
Note 9 - Other accounts payable and accrued expenses

	December 31
	2021	2022
	US$ thousands

Accrued expenses	8,664	2,338
Employee benefits	6,562	5,958
Government authorities	577	663
Other payables	2,779	682
	18,582	9,641